AB Sustainable Global Thematic Fund, Inc.

Portfolio of Investments

October 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Information Technology – 35.7%
Communications Equipment – 1.4%
Xiaomi Corp. - Class H(a)	3,946,600	$21,895,384

Electronic Equipment, Instruments & Components – 6.6%
Flex Ltd.(a)	851,529	53,237,593
Halma PLC	710,165	33,092,564
Zebra Technologies Corp. - Class A(a)	77,500	20,866,875

		107,197,032

Semiconductors & Semiconductor Equipment – 11.6%
Broadcom, Inc.	121,370	44,861,993
Monolithic Power Systems, Inc.	22,280	22,391,400
NVIDIA Corp.	336,742	68,186,888
Taiwan Semiconductor Manufacturing Co., Ltd.	1,088,000	52,615,317

		188,055,598

Software – 12.3%
Cadence Design Systems, Inc.(a)	50,206	17,004,270
Microsoft Corp.	130,647	67,650,323
Palo Alto Networks, Inc.(a)	136,160	29,987,878
Salesforce, Inc.	116,590	30,361,202
SAP SE	97,670	25,401,267
ServiceNow, Inc.(a)	30,750	28,267,860

		198,672,800

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	180,770	48,874,785
Lenovo Group Ltd. - Class H	9,272,000	13,526,441

		62,401,226

		578,222,040

Industrials – 18.0%
Commercial Services & Supplies – 4.0%
Tetra Tech, Inc.	900,470	28,797,030
Veralto Corp.	358,854	35,411,713

		64,208,743

Construction & Engineering – 3.8%
AECOM	275,794	37,052,924
WSP Global, Inc.	128,969	24,656,339

		61,709,263

Electrical Equipment – 7.4%
Emerson Electric Co.	240,810	33,609,852
Prysmian SpA	417,180	43,496,737
Rockwell Automation, Inc.	114,520	42,184,587

		119,291,176

Company	Shares	U.S. $ Value

Professional Services – 2.8%
Experian PLC	487,505	$22,739,746
RELX PLC	520,838	23,019,152

		45,758,898

		290,968,080

Financials – 12.8%
Banks – 0.8%
NU Holdings Ltd./Cayman Islands - Class A(a)	836,598	13,477,594

Capital Markets – 7.0%
Jefferies Financial Group, Inc.	468,640	24,758,251
London Stock Exchange Group PLC	269,656	33,606,222
LPL Financial Holdings, Inc.	69,120	26,079,667
Partners Group Holding AG	12,447	15,242,804
TMX Group Ltd.	356,470	13,147,619

		112,834,563

Financial Services – 2.6%
Visa, Inc. - Class A	125,089	42,622,826

Insurance – 2.4%
AIA Group Ltd. - Class H	4,015,800	39,076,665

		208,011,648

Health Care – 12.5%
Biotechnology – 2.2%
AbbVie, Inc.	166,230	36,244,789

Health Care Equipment & Supplies – 9.2%
Alcon AG	308,874	23,021,920
Becton Dickinson & Co.	63,759	11,394,371
GE HealthCare Technologies, Inc.	333,282	24,979,486
Hologic, Inc.(a)	271,044	20,032,862
Medtronic PLC	261,305	23,700,364
Stryker Corp.	58,260	20,754,542
Terumo Corp.	1,576,732	25,449,895

		149,333,440

Health Care Providers & Services – 1.1%
Apollo Hospitals Enterprise Ltd.	197,239	17,059,394

		202,637,623

Consumer Discretionary – 5.3%
Automobile Components – 2.4%
Aptiv PLC(a)	472,015	38,280,417

Broadline Retail – 2.9%
MercadoLibre, Inc.(a)	13,407	31,201,575
Sea Ltd. (ADR)(a)	105,270	16,448,437

		47,650,012

		85,930,429

Utilities – 5.1%
Electric Utilities – 2.4%
NextEra Energy, Inc.	484,461	39,435,125

Company	Shares	U.S. $ Value

Water Utilities – 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,774,187	$43,474,581

		82,909,706

Consumer Staples – 2.8%
Beverages – 1.0%
Primo Brands Corp.	767,470	16,861,316

Food Products – 1.8%
Danone SA	325,300	28,729,396

		45,590,712

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Cameco Corp.(b)	400,710	40,956,569

Communication Services – 1.9%
Entertainment – 1.9%
Spotify Technology SA(a)	46,940	30,760,721

Materials – 1.1%
Chemicals – 1.1%
Nissan Chemical Corp.	547,100	18,484,130

Total Common Stocks (cost $1,182,075,894)		1,584,471,658

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(c) (d) (e) (cost $33,601,268)	33,601,268	33,601,268

Total Investments – 99.8% (cost $1,215,677,162)(f)		1,618,072,926
Other assets less liabilities – 0.2%		3,027,587

Net Assets – 100.0%		$1,621,100,513

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CAD	37,427	USD	27,123	11/14/2025	$423,048
Bank of America NA	TWD	830,159	USD	28,032	11/21/2025	1,060,661
Bank of America NA	GBP	48,259	USD	65,920	12/05/2025	2,517,779
Bank of America NA	USD	15,722	KRW	21,966,262	01/09/2026	(307,242)
Bank of America NA	USD	34,476	JPY	5,196,090	01/23/2026	(491,028)
Bank of New York (The)	USD	5,973	CAD	8,377	11/14/2025	2,694
Barclays Capital, Inc.	BRL	253,870	USD	47,079	11/04/2025	(108,861)
Barclays Capital, Inc.	USD	47,150	BRL	253,870	11/04/2025	38,124
Barclays Capital, Inc.	USD	11,124	SEK	104,399	11/20/2025	(124,062)
Barclays Capital, Inc.	USD	3,056	ZAR	52,878	12/19/2025	(15,062)
Barclays Capital, Inc.	HKD	227,362	USD	29,261	01/14/2026	(24,939)
Barclays Capital, Inc.	USD	10,931	CNH	77,611	01/16/2026	18,078
BNP Paribas SA	TWD	124,438	USD	4,131	11/21/2025	87,635

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	USD	4,416	CHF	3,482	11/21/2025	$(80,684)
Citibank NA	USD	12,997	INR	1,143,569	11/21/2025	(125,900)
Citibank NA	USD	4,423	TWD	135,857	11/21/2025	(9,289)
Citibank NA	GBP	4,044	USD	5,379	12/05/2025	66,529
JPMorgan Chase Bank	USD	6,561	CHF	5,125	11/21/2025	(180,116)
Morgan Stanley Capital Services, Inc.	BRL	253,870	USD	47,150	11/04/2025	(38,124)
Morgan Stanley Capital Services, Inc.	USD	47,515	BRL	253,870	11/04/2025	(326,334)
Morgan Stanley Capital Services, Inc.	EUR	3,777	USD	4,375	11/21/2025	16,956
Morgan Stanley Capital Services, Inc.	BRL	253,870	USD	47,200	12/02/2025	350,545
Morgan Stanley Capital Services, Inc.	USD	4,314	GBP	3,208	12/05/2025	(99,762)
NatWest Markets PLC	USD	25,935	AUD	40,062	11/07/2025	278,024
NatWest Markets PLC	USD	39,525	EUR	33,498	11/21/2025	(876,594)
Standard Chartered Bank	TWD	128,262	USD	4,208	11/21/2025	41,158
Standard Chartered Bank	USD	4,068	KRW	5,705,169	01/09/2026	(64,454)
State Street Bank & Trust Co.	CAD	7,049	USD	5,027	11/14/2025	(1,687)
State Street Bank & Trust Co.	USD	4,223	CNH	29,860	01/16/2026	(10,063)
UBS	CAD	12,086	USD	8,672	11/14/2025	50,160
UBS	CHF	12,852	USD	16,333	11/21/2025	330,766
UBS	USD	4,388	MXN	81,096	12/22/2025	(44,450)

						$2,353,506

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of October 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $460,410,840 and gross unrealized depreciation of investments was $(55,661,570), resulting in net unrealized appreciation of $404,749,270.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

Country Breakdown1

October 31, 2025 (unaudited)

62.4%	United States
5.5%	United Kingdom
5.4%	Brazil
4.9%	Canada
3.3%	Taiwan
2.7%	Japan
2.7%	Italy
2.4%	Hong Kong
2.2%	China
1.8%	France
1.6%	Germany
1.1%	India
1.0%	Singapore
0.9%	Switzerland
2.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund, Inc.

October 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$431,691,067	$146,530,973	$—	$578,222,040
Industrials	201,712,445	89,255,635	—	290,968,080
Financials	120,085,957	87,925,691	—	208,011,648
Health Care	137,106,414	65,531,209	—	202,637,623
Consumer Discretionary	85,930,429	—	—	85,930,429
Utilities	82,909,706	—	—	82,909,706
Consumer Staples	16,861,316	28,729,396	—	45,590,712
Energy	40,956,569	—	—	40,956,569
Communication Services	30,760,721	—	—	30,760,721
Materials	—	18,484,130	—	18,484,130
Short-Term Investments	33,601,268	—	—	33,601,268

Total Investments in Securities	1,181,615,892	436,457,034	—	1,618,072,926
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	5,282,157	—	5,282,157
Liabilities:
Forward Currency Exchange Contracts	—	(2,928,651)	—	(2,928,651)

Total	$1,181,615,892	$438,810,540	$—	$1,620,426,432

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2025 is as follows:

Fund	Market Value 07/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$37,790	$96,991	$101,180	$33,601	$295